Schedule 5
Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	212109821	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
2	212110192	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
3	212110462	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
4	212110744	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
5	212111371	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
6	212111505	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found